Summarized Financial Information of Citizens Holding Company - Summarized Statements of Cash Flows Financial Information of Citizens Holding Company (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Cash flows from operating activities
Net income		$ 6,673,127		$ 3,703,548		$ 6,736,654
Adjustments to reconcile net income to net cash provided by operating activities
Stock compensation expense		170,325		210,735		186,425
Increase (decrease) in other assets		(771,152)		(722,446)		(756,689)
Net cash provided by operating activities		12,171,803		10,619,652		10,078,913
Cash flows from financing activities
Dividends paid to shareholders		(4,705,991)		(4,697,056)		(4,686,325)
Proceeds from stock option exercises		27,000		92,625
Net cash (used in) provided by financing activities		(35,175,413)		(40,358,648)		48,048,359
Net (decrease) increase in cash and due from banks		(5,370,860)		(3,725,567)		6,740,867
Citizens Holding Company [Member]
Cash flows from operating activities
Net income		6,673,127		3,703,548		6,736,654
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed (earnings) loss of the Bank	[1]	(3,021,807)		1,348,757		(2,845,152)
Stock compensation expense		170,325		210,735		186,425
Increase (decrease) in other assets		83,856		265,925		(143,602)
Net cash provided by operating activities		3,905,501		5,528,965		3,934,325
Cash flows from financing activities
Dividends paid to shareholders		(4,705,991)		(4,697,056)		(4,686,325)
Proceeds from stock option exercises		27,000		92,625
Net cash (used in) provided by financing activities		(4,678,991)		(4,604,431)		(4,686,325)
Net (decrease) increase in cash and due from banks		(773,490)		924,534		(752,000)
Cash, beginning of year		2,369,429	[2]	1,444,895		2,196,895
Cash, end of year		$ 1,595,939	[2]	$ 2,369,429	[2]	$ 1,444,895

[1]	Eliminates in consolidation.
[2]	Fully or partially eliminates in consolidation.